Cover	Sep. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 17, 2026
Entity Registrant Name	TAKE-TWO INTERACTIVE SOFTWARE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34003
Entity Tax Identification Number	51-0350842
Entity Address, Address Line One	110 West 44th Street,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	536-2842
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	TTWO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000946581
Amendment Flag	false
Current Fiscal Year End Date	--03-31